Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 MXN ($) $ / shares	Dec. 31, 2015 MXN ($) $ / shares
Operating revenues:
Mobile voice services	$ 221,751,600	$ 11,207	$ 242,302,380	$ 256,146,766
Fixed voice services	89,856,743	4,541	95,299,154	95,470,187
Mobile data services	308,526,994	15,593	256,936,895	226,723,039
Fixed data services	139,277,613	7,039	126,278,206	109,257,140
Pay television	86,882,606	4,391	78,268,778	66,050,857
Sales of equipment, accessories and computers	143,222,212	7,238	143,527,123	115,938,623
Other related services	32,115,767	1,623	32,799,952	24,151,127
Operating revenues	1,021,633,535	51,632	975,412,488	893,737,739
Operating costs and expenses:
Cost of sales and services	496,335,746	25,084	485,060,579	420,263,931
Commercial, administrative and general expenses	240,634,431	12,161	228,101,116	201,360,956
Other expenses	24,345,113	1,230	4,114,562	4,984,956
Depreciation and amortization	160,174,942	8,095	148,525,921	125,714,735
Operating costs and expenses	921,490,232	46,570	865,802,178	752,324,578
Operating income	100,143,303	5,062	109,610,310	141,413,161
Interest income	2,925,648	148	4,192,595	4,853,012
Interest expense	(30,300,781)	(1,531)	(33,862,012)	(31,197,372)
Foreign currency exchange loss, net	(13,818,951)	(698)	(40,427,407)	(78,997,988)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(1,943,760)	(98)	(16,225,841)	21,496,316
Equity interest in net (loss) income of associated companies	91,385	5	189,950	(1,426,696)
Profit before income tax	57,096,844	2,888	23,477,595	56,140,433
Income tax	24,941,511	1,261	11,398,856	19,179,651
Net profit for the year	32,155,333	1,627	12,078,739	36,960,782
Net profit for the year attributable to:
Equity holders of the parent	29,325,921	1,482	8,649,427	35,054,772
Non-controllinginterests	2,829,412	145	3,429,312	1,906,010
Net profit for the year	$ 32,155,333	$ 1,627	$ 12,078,739	$ 36,960,782
Basic and diluted earnings per share attributable to equity holders of the parent | (per share)	$ 0.44	$ 0.02	$ 0.13	$ 0.52
Net other comprehensive (loss) income that may be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	$ (18,309,877)	$ (925)	$ 107,498,708	$ (35,606,320)
Effect of fair value of derivatives, net of deferred taxes	12,292	1	49,129	37,495
Unrealized gain (loss) on available for sale securities, net of deferred taxes	622,424	31	(6,673,731)	4,011
Items that will not be reclassified to (loss) or profit in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	(7,046,089)	(356)	14,773,399	(17,980,418)
Total other comprehensive (loss) income items for the year, net of deferred taxes	(24,721,250)	(1,249)	115,647,505	(53,545,232)
Total comprehensive (loss) income for the year	7,434,083	378	127,726,244	(16,584,450)
Comprehensive (loss) income for the year attributable to:
Equity holders of the parent	1,201,698	62	120,974,842	(16,750,963)
Non-controllinginterests	6,232,385	316	6,751,402	166,513
Total comprehensive (loss) income for the year	$ 7,434,083	$ 378	$ 127,726,244	$ (16,584,450)